                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  30 Rowes Wharf, Suite 500
          Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-897-5800

Signature, Place, and Date of Signing:

    /s/ Charles Curtis         Boston, Massachusetts    February 10, 2010
---------------------------    ---------------------    -----------------
        [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIBC/1676740.1

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      113

Form 13F Information Table Value Total:  $1,476,592
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

LIBC/1676740.1

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13F AS OF 12/31/09

          (ITEM 1)             (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)      (ITEM 6)  (ITEM 7)         (ITEM 8)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- ------------------------
                                                                                                   VOTING AUTHORITY
                                                                                                       (SHARES)
                                                                                               ------------------------
                                TITLE                FAIR     SHARES OR
                                  OF      CUSIP     MARKET    PRINCIPAL    INVESTMENT  OTHER     SOLE    SHARED  NONE
       NAME OF ISSUER           CLASS     NUMBER     VALUE     AMOUNT      DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- --------- ------ -------
A T & T INC (NEW)              COMMON   00206R102 122,617,235 4,374,500  X    SOLE             3,993,500   0    381,000
ABBOTT LABS                    COMMON   002824100  69,485,130 1,287,000  X    SOLE             1,175,300   0    111,700
AGNICO EAGLE MINES LT          COMMON   008474108   1,485,000    27,500  X    SOLE                26,500   0      1,000
AMERICAN ELECTRIC POW          COMMON   025537101   5,148,920   148,000  X    SOLE               140,000   0      8,000
ANADARKO PETE CORP             COMMON   032511107  43,069,800   690,000  X    SOLE               629,500   0     60,500
AOL INC COM                    COMMON   00184X105     577,251    24,796  X    SOLE                22,711   0      2,085
APACHE CORP                    COMMON   037411105     257,925     2,500  X    SOLE                 2,500   0          0
ARCHER DANIELS MIDLAN          COMMON   039483102  22,433,615   716,500  X    SOLE               658,200   0     58,300
AURA MINERALS INC COM          COMMON   05152Q305     567,500   125,000  X    SOLE               125,000   0          0
BANK OF AMERICA                COMMON   060505104  16,340,100 1,085,000  X    SOLE               994,000   0     91,000
BANK OF NEW YORK MELL          COMMON   064058100  25,942,175   927,500  X    SOLE               843,500   0     84,000
BARRICK GOLD CORP COM          COMMON   067901108  67,457,940 1,713,000  X    SOLE             1,554,100   0    158,900
BAXTER INTL INC                COMMON   071813109   5,868,000   100,000  X    SOLE               100,000   0          0
BEMIS INC COM                  COMMON   081437105   3,409,750   115,000  X    SOLE               115,000   0          0
BERKSHIRE HATHAWAY IN          COMMON   084670207   7,787,820     2,370  X    SOLE                 2,145   0        225
BIOGEN IDEC INC COM            COMMON   09062X103   1,471,250    27,500  X    SOLE                27,500   0          0
BP P L C ADR SPONSORE          COMMON   055622104   6,376,700   110,000  X    SOLE                97,500   0     12,500
CATERPILLAR INC                COMMON   149123101   3,020,470    53,000  X    SOLE                53,000   0          0
CENOVUS ENERGY INC CO          COMMON   15135U109   4,609,080   182,900  X    SOLE               162,800   0     20,100
CENTRAL FD CDA LTD             COMMON   153501101     137,800    10,000  X    SOLE                10,000   0          0
CGA MINING LTD SHS             COMMON   Q22628103   1,112,355   570,000  X    SOLE               570,000   0          0
CHESAPEAKE ENERGY COR          COMMON   165167107  12,797,660   494,500  X    SOLE               443,600   0     50,900
CHEVRONTEXACO CORPORA          COMMON   166764100   9,007,830   117,000  X    SOLE                97,500   0     19,500
CHUBB CORP                     COMMON   171232101     270,490     5,500  X    SOLE                 5,500   0          0
CIEN 0.250% 05/01/13           CONVERT  171779AB7   1,583,235 2,097,000  X    SOLE             2,097,000   0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13F AS OF 12/31/09

          (ITEM 1)             (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)      (ITEM 6)  (ITEM 7)         (ITEM 8)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- ------------------------
                                                                                                   VOTING AUTHORITY
                                                                                                       (SHARES)
                                                                                               ------------------------
                                TITLE                FAIR     SHARES OR
                                  OF      CUSIP     MARKET    PRINCIPAL    INVESTMENT  OTHER     SOLE    SHARED  NONE
       NAME OF ISSUER           CLASS     NUMBER     VALUE     AMOUNT      DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- --------- ------ -------
CISCO SYS INC                  COMMON   17275R102  20,827,800   870,000  X    SOLE               794,000   0     76,000
CITIGROUP CONV PFD 7.          PREFERR  172967416   7,825,500    75,000  X    SOLE                70,500   0      4,500
CITIGROUP INC.                 COMMON   172967101  25,023,600 7,560,000  X    SOLE             6,940,000   0    620,000
CLAUDE RES INC COM             COMMON   182873109     124,000   100,000  X    SOLE               100,000   0          0
COCA COLA                      COMMON   191216100   2,194,500    38,500  X    SOLE                36,000   0      2,500
COMCAST CORP CL A SPL          COMMON   20030N200     800,500    50,000  X    SOLE                50,000   0          0
COMCAST CORP NEW COM           COMMON   20030N101  59,515,800 3,530,000  X    SOLE             3,227,500   0    302,500
CONAGRA INC                    COMMON   205887102  36,234,600 1,572,000  X    SOLE             1,435,000   0    137,000
CONOCOPHILLIPS COM             COMMON   20825C104   3,380,834    66,200  X    SOLE                61,700   0      4,500
CORNING INC                    COMMON   219350105  10,958,425   567,500  X    SOLE               521,500   0     46,000
CVS/CAREMARK CORP              COMMON   126650100  12,239,800   380,000  X    SOLE               351,000   0     29,000
DELL INC COM                   COMMON   24702R101  14,360,000 1,000,000  X    SOLE               906,500   0     93,500
DETOUR GOLD CORPORATI          COMMON   250669108     255,825    15,000  X    SOLE                15,000   0          0
DEVON ENERGY CORP NEW          COMMON   25179M103     992,250    13,500  X    SOLE                11,500   0      2,000
DOMINION RES INC VA N          COMMON   25746U109     583,800    15,000  X    SOLE                15,000   0          0
DU PONT                        COMMON   263534109   1,515,150    45,000  X    SOLE                37,500   0      7,500
E M C CORP MASS                COMMON   268648102  19,784,775 1,132,500  X    SOLE             1,039,500   0     93,000
ENCANA CORP COM                COMMON   292505104   6,542,780   202,000  X    SOLE               179,700   0     22,300
EQT CORP COM                   COMMON   26884L109   4,062,600    92,500  X    SOLE                79,000   0     13,500
EXXON CORPORATION              COMMON   30231G102   2,558,830    37,525  X    SOLE                33,525   0      4,000
FRONTIER COMMUNICATIO          COMMON   35906A108  29,951,350 3,835,000  X    SOLE             3,520,500   0    314,500
GENERAL ELECTRIC               COMMON   369604103  31,175,365 2,060,500  X    SOLE             1,874,500   0    186,000
GOLDCORP INC NEW COM           COMMON   380956409   9,150,484   232,600  X    SOLE               219,100   0     13,500
GOLDEN STAR RES LTD C          COMMON   38119T104     623,688   199,900  X    SOLE               199,900   0          0
HALLIBURTON CO                 COMMON   406216101   8,319,313   276,481  X    SOLE               222,681   0     53,800
HESS CORP                      COMMON   42809H107  32,095,250   530,500  X    SOLE               487,600   0     42,900

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13F AS OF 12/31/09

          (ITEM 1)             (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)      (ITEM 6)  (ITEM 7)         (ITEM 8)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- ------------------------
                                                                                                   VOTING AUTHORITY
                                                                                                       (SHARES)
                                                                                               ------------------------
                                TITLE                FAIR     SHARES OR
                                  OF      CUSIP     MARKET    PRINCIPAL    INVESTMENT  OTHER     SOLE    SHARED  NONE
       NAME OF ISSUER           CLASS     NUMBER     VALUE     AMOUNT      DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- --------- ------ -------
IAMGOLD CORP COM               COMMON   450913108     312,800    20,000  X    SOLE                20,000   0          0
INTEL CORP                     COMMON   458140100   3,726,488   182,671  X    SOLE               160,171   0     22,500
INTERNATIONAL BUSINES          COMMON   459200101   8,809,570    67,300  X    SOLE                61,300   0      6,000
J.P. MORGAN CHASE & C          COMMON   46625H100   6,639,781   159,342  X    SOLE               146,342   0     13,000
JAGUAR MNG INC COM             COMMON   47009M103   1,119,000   100,000  X    SOLE               100,000   0          0
KIRKLAND LAKE GOLD IN          COMMON   49740P106     683,727    80,000  X    SOLE                80,000   0          0
KROGER CO                      COMMON   501044101  45,473,950 2,215,000  X    SOLE             2,040,500   0    174,500
LAKE SHORE GOLD CORP           COMMON   510728108   7,681,912 1,950,000  X    SOLE             1,950,000   0          0
LILLY ELI & CO                 COMMON   532457108  25,916,818   725,758  X    SOLE               660,858   0     64,900
MANULIFE FINL CORP CO          COMMON   56501R106     275,100    15,000  X    SOLE                14,000   0      1,000
MARSH & MCLENNAN COS           COMMON   571748102  18,105,600   820,000  X    SOLE               750,500   0     69,500
MASSEY ENERGY CORP CO          COMMON   576206106     210,050     5,000  X    SOLE                 5,000   0          0
MCDONALDS                      COMMON   580135101   1,404,900    22,500  X    SOLE                22,500   0          0
MCKESSON HBOC INC COM          COMMON   58155Q103   7,718,750   123,500  X    SOLE               111,500   0     12,000
METROPCS COMMUNICATIO          COMMON   591708102     534,100    70,000  X    SOLE                70,000   0          0
MICROSOFT CORP                 COMMON   594918104  64,465,200 2,115,000  X    SOLE             1,930,300   0    184,700
MITSUBISHI UFJ FINANC          COMMON   606822104   2,214,000   450,000  X    SOLE               425,000   0     25,000
MOSAIC COMPANY                 COMMON   61945A107  13,469,115   225,500  X    SOLE               206,200   0     19,300
MYLAN INC DTD 03/07/0          CONVERT  628530AG2   1,037,500 1,000,000  X    SOLE             1,000,000   0          0
MYLAN LABS INC                 COMMON   628530107  30,778,100 1,670,000  X    SOLE             1,534,000   0    136,000
NESTLES ADR                    FOREIGN  641069406     485,625    10,000  X    SOLE                10,000   0          0
NEW GOLD INC CDA COM           COMMON   644535106     218,400    60,000  X    SOLE                60,000   0          0
NEWFIELD EXPL CO COM           COMMON   651290108     241,150     5,000  X    SOLE                 5,000   0          0
NEWMONT MNG CORP               COMMON   651639106  32,785,830   693,000  X    SOLE               636,500   0     56,500
NEWS CORP CL A                 COMMON   65248E104   5,715,575   417,500  X    SOLE               373,500   0     44,000
NOBLE ENERGY INC               COMMON   655044105     391,710     5,500  X    SOLE                 5,500   0          0

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13F AS OF 12/31/09

          (ITEM 1)             (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)      (ITEM 6)  (ITEM 7)         (ITEM 8)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- ------------------------
                                                                                                   VOTING AUTHORITY
                                                                                                       (SHARES)
                                                                                               ------------------------
                                TITLE                FAIR     SHARES OR
                                  OF      CUSIP     MARKET    PRINCIPAL    INVESTMENT  OTHER     SOLE    SHARED  NONE
       NAME OF ISSUER           CLASS     NUMBER     VALUE     AMOUNT      DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- --------- ------ -------
OMNICARE INC COM               COMMON   681904108  27,202,500 1,125,000  X    SOLE             1,025,000   0    100,000
OREZONE GOLD CORP COM          COMMON   68616T109      20,508    25,000  X    SOLE                25,000   0          0
PEPSICO INC                    COMMON   713448108     729,600    12,000  X    SOLE                12,000   0          0
PETROLEO BRASILEIRO S          COMMON   71654V408   1,072,800    22,500  X    SOLE                17,500   0      5,000
PFIZER INC                     COMMON   717081103  73,518,869 4,041,719  X    SOLE             3,693,219   0    348,500
PROCTER & GAMBLE CO C          COMMON   742718109     757,875    12,500  X    SOLE                12,500   0          0
RAINY RIVER RES LTD C          COMMON   75101R100     151,855    40,000  X    SOLE                40,000   0          0
ROGERS COMMUNICATIONS          COMMON   775109200   5,890,000   190,000  X    SOLE               182,000   0      8,000
ROWAN COS INC                  COMMON   779382100     339,600    15,000  X    SOLE                10,000   0      5,000
ROYAL DUTCH SHELL PLC          COMMON   780259206   1,142,090    19,000  X    SOLE                19,000   0          0
ROYAL GOLD INC COM             COMMON   780287108     423,810     9,000  X    SOLE                 9,000   0          0
SCHLUMBERGER                   COMMON   806857108   8,429,155   129,500  X    SOLE               115,800   0     13,700
SPDR GOLD JAN/11 80            OPTION   7W779W3AB     271,800        90  X    SOLE                    90   0          0
SPDR GOLD TR LG-TM JA          OPTION   78463V5AD     506,360       200  X    SOLE                   200   0          0
SPDR GOLD TRUST GOLD           COMMON   78463V107  15,452,640   144,000  X    SOLE               124,700   0     19,300
SUNCOR ENERGY INC              COMMON   867224107     617,925    17,500  X    SOLE                12,500   0      5,000
TALISMAN ENERGY INC C          COMMON   87425E103  56,887,416 3,051,900  X    SOLE             2,764,400   0    287,500
TEVA PHARMACEUTICAL I          COMMON   881624209   3,314,620    59,000  X    SOLE                51,500   0      7,500
TIME WARNER INC COM            COMMON   887317303  24,550,450   842,500  X    SOLE               768,500   0     74,000
TOTAL FINA SA SPONSOR          COMMON   89151E109   6,820,260   106,500  X    SOLE                96,200   0     10,300
TRANSATLANTIC HLDGS I          COMMON   893521104   2,866,050    55,000  X    SOLE                52,000   0      3,000
TRANSOCEAN LTD ZUG NA          COMMON   H8817H100     414,000     5,000  X    SOLE                 3,500   0      1,500
TRAVELERS COMPANIES I          COMMON   89417E109  48,962,520   982,000  X    SOLE               894,400   0     87,600
TYCO INTERNATIONAL LT          COMMON   H89128104   2,943,600    82,500  X    SOLE                82,500   0          0
U S BANCORP                    COMMON   902973304   3,916,740   174,000  X    SOLE               161,500   0     12,500
UNITEDHEALTH GROUP IN          COMMON   91324P102   1,584,960    52,000  X    SOLE                49,500   0      2,500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13F AS OF 12/31/09

          (ITEM 1)             (ITEM 2) (ITEM 3)   (ITEM 4)   (ITEM 5)      (ITEM 6)  (ITEM 7)         (ITEM 8)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- ------------------------
                                                                                                   VOTING AUTHORITY
                                                                                                       (SHARES)
                                                                                               ------------------------
                                TITLE                FAIR     SHARES OR
                                  OF      CUSIP     MARKET    PRINCIPAL    INVESTMENT  OTHER     SOLE    SHARED  NONE
       NAME OF ISSUER           CLASS     NUMBER     VALUE     AMOUNT      DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  -------- --------- ----------- ---------    ---------- -------- --------- ------ -------
UNUM GROUP COM                 COMMON   91529Y106   9,418,400   482,500  X    SOLE               437,000   0     45,500
VALERO ENERGY                  COMMON   91913Y100  29,831,750 1,781,000  X    SOLE             1,627,500   0    153,500
VERIZON COMMUNICATION          COMMON   92343V104   7,421,120   224,000  X    SOLE               199,000   0     25,000
VICTORIA GOLD CORP CO          COMMON   92625W101     265,200   390,000  X    SOLE               390,000   0          0
VODAFONE GROUP INC             COMMON   92857W209     230,900    10,000  X    SOLE                10,000   0          0
WAL MART STORES INC            COMMON   931142103  57,779,450 1,081,000  X    SOLE               987,700   0     93,300
WELLS FARGO                    COMMON   949746101   2,291,451    84,900  X    SOLE                84,900   0          0
WHITING PETE CORP NEW          COMMON   966387102   3,215,250    45,000  X    SOLE                44,500   0        500
WILLIAMS CO                    COMMON   969457100   9,580,860   454,500  X    SOLE               427,000   0     27,500
YAHOO INC COM                  COMMON   984332106  13,424,000   800,000  X    SOLE               751,500   0     48,500